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VINCE NGUYEN vince.nguyen@dechert.com +1 212 698 3566 Direct +1 212 698 0617 Fax

August 16, 2024

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	USCF ETF Trust (the “Registrant”) File Nos. 333-196273 and 811-22930 Post-Effective Amendment No. 185 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 185 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the 1933 Act and Amendment No. 186 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). This filing is being made for the purpose of making changes to the investment objective and principal investment strategies of the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (the “Fund”), which could be construed as material. Shareholders of the Fund will be provided with 60 days’ notice of the changes to the investment objective and principal investment strategies.

For administrative convenience, this filing includes other series of the Registrant with the same fiscal year-end within the Statement of Additional Information, but the Registrant does not believe that the changes made in this Amendment related to those series are material. We therefore request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its Staff limited to the changes identified in the preceding paragraph, because the additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Registrant previously filed in Post-Effective Amendment No. 173 to the Registration Statement. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212-698-3566.

Sincerely,

/s/ Vince Nguyen

Vince Nguyen